Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value	€ 24,776	€ 21,273	€ 18,111
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	11,409	11,785	17,161
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Net book value	2,861	1,186
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	237	305	157
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Net book value	10,269	7,997	€ 793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	25,594	18,457
Additions during the year	11,662	11,054
Reclassification	150
Reclassification to assets held for sale	(3,957)
Transfer to inventory	(161)
Disposals	(310)
Cost, Ending Balance	32,978	25,594
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	15,106	17,161
Additions during the year	8,314	9,191
Reclassification	(4,266)
Reclassification to assets held for sale	(3,957)
Transfer to inventory	(161)
Disposals	(310)
Cost, Ending Balance	14,726	15,106
Gross carrying amount [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	1,337
Additions during the year	243	1,267
Reclassification	4,266
Reclassification to assets held for sale
Transfer to inventory
Disposals
Cost, Ending Balance	5,846	1,337
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	389	185
Additions during the year	33	274
Reclassification
Reclassification to assets held for sale
Transfer to inventory
Disposals
Cost, Ending Balance	422	389
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	8,762	1,111
Additions during the year	3,072	322
Reclassification	150
Reclassification to assets held for sale
Transfer to inventory
Disposals
Cost, Ending Balance	11,984	8,762
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(4,321)
Charge for year	(1,523)
Impairment charge	(5,482)	(3,321)
Reclassification to assets held for sale	3,124
Depreciation, Ending balance	(8,202)	(4,321)
Accumulated impairment [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(2,324)
Charge for year
Impairment charge	(4,117)	(3,321)
Reclassification to assets held for sale	3,124
Depreciation, Ending balance	(3,317)	(2,324)
Accumulated impairment [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(1,148)
Charge for year	(472)	(141)
Impairment charge	(1,365)
Reclassification to assets held for sale
Depreciation, Ending balance	(2,985)	(1,148)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(84)
Charge for year	(101)
Impairment charge
Reclassification to assets held for sale
Depreciation, Ending balance	(185)	(84)
Accumulated impairment [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(765)
Charge for year	(950)
Impairment charge
Reclassification to assets held for sale
Depreciation, Ending balance	€ (1,715)	€ (765)